Restructuring and Related Charges, Net - Schedule of Restructuring Reserves Related to Acquisitions (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Sep. 27, 2013		Sep. 28, 2012		Sep. 30, 2011
Restructuring Reserve [Roll Forward]
Changes in estimate					$ (22)
Ending balance	122		128
Employee Severance and Benefits
Restructuring Reserve [Roll Forward]
Beginning balance	11		10		9
Charges	5		9		11
Changes in estimate	(1)		(2)		(2)
Cash payments	(9)		(6)		(8)
Other			0
Ending balance	6		11		10
Other
Restructuring Reserve [Roll Forward]
Beginning balance	8		2		2
Charges	6	[1]	10	[2]	20	[3]
Changes in estimate	(1)		(1)		(1)
Cash payments	(7)		(4)		(19)
Other			1
Ending balance	6		8		2
Acquisition-related restructuring actions
Restructuring Reserve [Roll Forward]
Beginning balance	19		12		11
Charges	11		19		31
Changes in estimate	(2)		(3)		(3)
Cash payments	(16)		(10)		(27)
Other			1
Ending balance	$ 12		$ 19		$ 12

[1]	Amounts included in other charges for fiscal 2013 relate to the cancellation of distributor and supplier agreements and facility closures.
[2]	Substantially all of the amounts included in other charges for fiscal 2012 relate to facility closures.
[3]	Substantially all of the amounts included in other charges for fiscal 2011 relate to the cancellation of distributor and supplier agreements.